GENERAL AND ADMINISTRATIVE	12 Months Ended
May 31, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE [Text Block]

15. GENERAL AND ADMINISTRATIVE

General and administrative expenses recognized in the Statements of Loss and Comprehensive Loss are comprised of the following:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Salary and related costs (Note 17)	2,601,211	1,706,651
Office and general	1,038,661	440,904
Investor relations and communication costs (Note 17)	837,683	764,212
Professional fees (Note 17)	750,861	573,857
Transfer agent and filing costs	351,242	136,295
Travel	313,784	204,732
Conferences	86,343	108,722
Bank charges	14,779	18,393
Automobile	21,916	28,110
Other	77,438	77,078
Total General and Administrative	6,093,918	4,058,954